Investment Objectives and Goals - THOR Conservative Risk Dynamic ETF	Oct. 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY– THOR Conservative Risk Dynamic ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.